Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about credit rating [line items]
Fair value	€ 148,570	€ 139,834
Total	143,075	135,925
Credit rating general account investments, excluding reinsurance assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	44,591	42,653
Fair value	109,142	100,609
Total	153,732	143,263
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,110	2,552
Fair value	29,322	29,518
Total	32,431	32,070
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,752	3,188
Fair value	13,014	11,626
Total	16,766	14,813
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,688	3,675
Fair value	31,206	22,542
Total	34,895	26,218
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,249	1,193
Fair value	24,058	21,871
Total	25,307	23,064
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	64	68
Fair value	1,678	1,653
Total	1,742	1,721
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	40	64
Fair value	1,274	1,267
Total	1,314	1,331
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		1
Fair value	699	773
Total	699	774
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	32,383	31,527
Fair value	6,789	9,960
Total	39,172	41,488
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	44,286	42,268
Fair value	108,040	99,210
Total	152,327	141,478
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	305	385
Fair value	1,101	1,399
Total	1,406	1,784
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	42	16
Fair value	6,620	5,704
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,032	987
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	500	372
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,260	1,823
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,530	2,186
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	158	140
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	100	132
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	13	22
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	42	16
Fair value	17	14
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	42	16
Fair value	6,611	5,676
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	27
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member]
Disclosure of detailed information about credit rating [line items]
Fair value	266	181
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	164	136
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	11	5
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	15	1
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	27	9
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	34	17
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	9
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5	5
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	266	181
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	0
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,922	9,945
Fair value	65,635	62,847
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,311	941
Fair value	14,664	15,338
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,671	3,104
Fair value	4,162	3,855
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,580	3,567
Fair value	19,752	17,428
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	275	266
Fair value	19,062	17,609
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	15	7
Fair value	1,314	1,393
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4
Fair value	926	1,013
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	677	741
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,971	1,952
Fair value	4,028	4,126
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,827	9,837
Fair value	64,584	61,501
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	95	108
Fair value	1,051	1,346
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33,460	32,536
Fair value	32,609	27,930
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,799	1,611
Fair value	13,342	12,956
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	82	83
Fair value	7,625	6,704
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	47	55
Fair value	8,271	2,482
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	970	924
Fair value	1,758	1,299
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	49	52
Fair value	97	39
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	30,306	29,534
Fair value	1,493	4,423
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33,251	32,259
Fair value	32,589	27,905
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	210	277
Fair value	19	25
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,103	2,149
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	91	84
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	624	594
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	307	291
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	120	95
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	959	1,085
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,103	2,149
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	118	143
Fair value	1,574	1,497
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	15	10
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	101	100
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	61	54
Fair value	592	505
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	5	3
Fair value	572	682
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		9
Fair value	10	22
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	36	64
Fair value	212	105
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		1
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	16	13
Fair value	72	70
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	118	143
Fair value	€ 1,574	1,496
Credit rating general account investments, excluding reinsurance assets [member] | Southern & Eastern Europe [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value		€ 1